Fair Value Measurements - Nautilus (Details) - Fair Value, Recurring - Level 1 - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	$ 67,835	$ 76,739	$ 16,278
Gains	2	4	8
Losses	0	(1)	(1)
Fair Value	67,837	76,742	16,285
Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	51,803	36,607	221
Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	16,034	40,135	16,064
Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	51,803	36,607	221
Gains	0	0	0
Losses	0	0	0
Fair Value	51,803	36,607	221
Mutual funds | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	51,803	36,607	221
Mutual funds | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0	0
U.S. treasury bills
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	16,032	40,132	16,057
Gains	2	4	8
Losses	0	(1)	(1)
Fair Value	16,034	40,135	16,064
U.S. treasury bills | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0	0
U.S. treasury bills | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 16,034	$ 40,135	$ 16,064